Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision (Benefit) [Abstract]
Current		$ 52
Deferred	(16,380)
Total	$ (16,380)	$ 52